Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income	$ 102.9	$ 69.0	$ 47.1
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	182.2	92.2	49.5
Interest expense	45.4	36.3	23.2
Income taxes	47.6	26.0	21.9
Share-based compensation expense, net of payments made	15.0	1.8	4.1
Changes in business combination-related provisions	(73.3)	(13.5)	(12.6)
Change in market value of derivatives and other adjustments	31.6	0.7	4.3
Cash provided by operating activities before net change in non-cash working capital, interest paid, and income taxes paid	351.4	212.5	137.5
Net change in non-cash operating working capital	1.1	(28.2)	(13.9)
Interest paid	(32.7)	(14.7)	(15.3)
Income taxes paid, net	(56.8)	(28.0)	(14.8)
Cash provided by operating activities	263.0	141.6	93.5
INVESTING ACTIVITIES
Cash payments for capital assets	(59.2)	(52.7)	(47.5)
Cash payments for acquisitions, net	(1,741.9)		(115.4)
Payment to acquire non-controlling interest in subsidiary	(70.0)	(50.8)
Cash used by investing activities	(1,871.1)	(103.5)	(162.9)
FINANCING ACTIVITIES
Shares issued, net of financing costs	655.6		18.9
Repayment of short-term borrowings, net			(4.6)
Repayment of long-term debt	(819.0)	(96.0)	(38.6)
Long-term debt issued	1,854.0	72.0	75.0
Cash provided (used) by financing activities	1,690.6	(24.0)	50.7
Effect of exchange rate changes on cash and cash equivalents	(9.5)	(0.2)	(1.1)
CASH POSITION
Increase (decrease) in cash and cash equivalents	73.0	13.9	(19.8)
Cash and cash equivalents, beginning of year	79.5	65.6	85.4
Cash and cash equivalents, end of year	$ 152.5	$ 79.5	$ 65.6